EMPLOYEE BENEFITS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances		$ 138	¥ 968	¥ 1,126	¥ 1,073
Housing funds	[1]	2	15	49	12
Contribution to pension plans	[1]	7	52	42	70
Welfare and other expenses		10	68	34	37
Total employee benefits		$ 157	¥ 1,103	¥ 1,251	¥ 1,192

[1]	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.